Mohegan Ventures	12 Months Ended
Sep. 30, 2013
Mohegan Ventures-Northwest, Llc Cowlitz Project
Mohegan Ventures

NOTE 12—MOHEGAN VENTURES-NORTHWEST, LLC (COWLITZ PROJECT):

In July 2004, the Authority formed Mohegan Ventures-NW as its wholly-owned subsidiary. Mohegan Ventures-NW is one of three current members in Salishan-Mohegan, which was formed to participate in the Cowlitz Project, a proposed casino to be owned by the Cowlitz Tribe and to be located in Clark County, Washington. Mohegan Ventures-NW, Salishan Company, LLC, an unrelated entity, and the Tribe hold membership interests in Salishan-Mohegan of 49.15%, 41% and 9.85%, respectively. Salishan-Mohegan holds a 100% membership interest in Salishan-Mohegan Two, which was formed to acquire certain property related to the Cowlitz Project. Salishan-Mohegan is not a restricted entity of the Authority, and therefore, is not a guarantor of the Authority’s debt obligations.

In September 2004, Salishan-Mohegan entered into development and management agreements with the Cowlitz Tribe in connection with the Cowlitz Project, which agreements have been amended from time to time. Under the terms of the development agreement, Salishan-Mohegan will assist in securing financing, as well as administer and oversee the planning, designing, development, construction and furnishing of the proposed casino. The development agreement provides for development fees of 3% of total Project Costs, as defined under the development agreement. Under the terms of an operating agreement, development fees will be distributed to Mohegan Ventures-NW. In 2006, Salishan-Mohegan purchased a 152-acre site for the proposed casino, which will be transferred to the Cowlitz Tribe or the United States pursuant to the development agreement. Development of the Cowlitz Project is subject to certain governmental and regulatory approvals, including, but not limited to, negotiation of a gaming compact with the State of Washington and acceptance of land into trust on behalf of the Cowlitz Tribe by the United States Department of the Interior. The development agreement provides for termination of Salishan-Mohegan’s exclusive development rights if the land is not taken into trust by December 31, 2020. Under the terms of the management agreement, Salishan-Mohegan will manage, operate and maintain the proposed casino for a period of seven years following its opening. The management agreement provides for management fees of 24% of Net Revenues, as defined under the management agreement, which approximates net income earned from the Cowlitz Project. Under the terms of the operating agreement, management fees will be allocated to the members of Salishan-Mohegan based on their respective membership interest. The management agreement is subject to approval by the National Indian Gaming Commission (the “NIGC”).

Under the terms of the development agreement, certain receivables contributed to Salishan-Mohegan and amounts advanced by Salishan-Mohegan on behalf of the Cowlitz Tribe are reimbursable to Salishan-Mohegan by the Cowlitz Tribe, subject to appropriate approvals defined under the development agreement. Reimbursements are contingent and are to be distributed upon: (1) the receipt of necessary financing for the development of the proposed casino, and (2) the related property being taken into trust by the United States Department of the Interior. The Authority currently accrues interest on the Salishan-Mohegan receivables at an annual rate of 10.0%.

On March 13, 2013, two lawsuits challenging a December 2010 decision of the Assistant Secretary—Indian Affairs of the Department of the Interior to take the 152-acre Cowlitz Project site into trust were dismissed on procedural grounds. In April 2013, pursuant to judicial directive, the Department of the Interior issued a new Record of Decision to take the Cowlitz Project site into trust, determining once again that the site will serve as the initial reservation of the Cowlitz Tribe and that the tribe may conduct gaming on such lands under the Indian Gaming Regulatory Act. In June 2013, the plaintiffs in the earlier litigation filed two new lawsuits challenging the new Record of Decision, and, in July 2013, those lawsuits were consolidated. Transfer of the property to the United States remains subject to final action by the Department of the Interior and a stay agreed to in connection with the pending lawsuits. Class III gaming on the property remains subject to the negotiation and federal approval of a compact between the Cowlitz Tribe and the State of Washington. The Authority can provide no assurance that these conditions will be satisfied or that necessary financing for the development of the proposed casino will be obtained.

In light of the aforementioned and the uncertainty in the development of the Cowlitz Project, the Authority maintains a reserve for doubtful collection of the Salishan-Mohegan receivables, which is based on the Authority’s estimate of the probability that the receivables will be collected. As of September 30, 2013 and 2012, the Salishan-Mohegan receivables, including accrued interest, totaled $48.0 million and $40.0 million, respectively. As of September 30, 2013 and 2012, related reserves for doubtful collection totaled $14.4 million and $12.0 million, respectively. The Salishan-Mohegan receivables were included in other assets, net, in the accompanying consolidated balance sheets.

Mohegan Ventures Wisconsin, Llc Menominee Project
Mohegan Ventures

NOTE 13—MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT):

In March 2007, the Authority formed MVW as its wholly-owned subsidiary and one of two original members in WTG, which was formed to participate in the Menominee Project, a proposed casino to be owned by the Menominee Tribe and to be located in Kenosha, Wisconsin. MVW now holds 100% membership interest in WTG. MVW and WTG are full and unconditional guarantors of the Authority’s outstanding indebtedness.

In connection with the Menominee Project, the Authority entered into a management agreement with the Menominee Tribe and the Menominee Kenosha Gaming Authority (the “MKGA”), and WTG purchased the development rights for the Menominee Project under a development agreement with the Menominee Tribe and the MKGA. In September 2010, WTG entered into a release and reimbursement agreement pursuant to which WTG: (1) relinquished its development rights and was relieved of its development obligations for the Menominee Project; (2) retained its rights to reimbursement of certain receivables related to reimbursable costs and expenses advanced by WTG on behalf of the Menominee Tribe for the Menominee Project, subject to certain conditions; and (3) assigned the option to purchase the proposed Menominee Project site in Kenosha to MKGA. The Authority retained its interest in the management agreement. Due to the uncertainty in the development of the Menominee Project, as of September 30, 2008, the Authority had fully reserved for these receivables and had written-off the related development rights intangible asset. In February 2012, the MKGA terminated its efforts to seek NIGC approval of the management agreement. As of September 30, 2013, the WTG receivables remain fully reserved.